Going Concern (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Going Concern
Number of charters cancelled | item	8
Total current liabilities	$ 2,566,281	$ 312,145
Total current assets	$ 135,954	$ 127,570